Financial instruments (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Sensitivity Analysis Of The Interest Rate Risks (Details)	As a result, financial income (with respect to short-term investments) and financial expense, net (with respect to both short and long-term borrowings) would be impacted as follows:

Transactions	Interest rate risk	Book value	Reasonably possible change	Impact on profit or loss before tax
Short-term investments	CDI variation	2,758,265	10%	1,103
Loans and financing	CDI variation	(2,910,550)	10%	(1,261)
Obligations to FIDC quota holders	CDI variation	(3,710,894)	10%	(1,581)

				(1,738)

Sensitivity Analysis Of Reasonably Possible Change Non-Designated Foreign Currency Derivatives (Details)

Transactions	Denomination currency	Book value	Reasonably possible change	Impact on profit or loss before tax
Cash and cash equivalents - Deposits	U.S. dollar	58,262	10.00%	5,826
Short-term investments - Equity securities	U.S. dollar	2,908,470	10.00%	290,847
Short-term investments - Others	U.S. dollar	10,027	10.00%	1,003

		2,976,759		297,676

Non-derivative Financial Liabilities and net-settled derivative financial liabilities by Maturity (Details)
The amounts disclosed in the table are the contractual undiscounted cash flows.

	Less than one year	Between 1 and 2 years	Between 2 and 5 years	Over 5 years
At December 31, 2019
Accounts payable to clients	6,500,071	—	—	—
Trade accounts payable	97,825	—	—	—
Loans and financing	2,947,811	29,762	20,643	37,078
Obligations to FIDC quota holders	2,090,894	1,620,000	—	—
Derivative financial instruments liabilities	1,354	—
Other liabilities	80,619	5,051	—	—

	Less than one year	Between 1 and 2 years	Between 2 and 5 years	Over 5 years
At December 31, 2018
Accounts payable to clients	4,996,102	—	—	—
Trade accounts payable	117,836	—	—	—
Loans and financing	761,056	1,395	—	—
Obligations to FIDC quota holders	16,646	2,057,925	—	—
Other liabilities	14,248	4,667	—	—

Schedule of Assets As Per Statement of Financial Position (Details)
Assets as per statement of financial position

	Amortized cost	FVPL	FVOCI	Total
At December 31, 2019
Short-term investments	—	2,926,509	10,520	2,937,029
Accounts receivable from card issuers	—	—	14,066,814	14,066,814
Trade accounts receivable	124,756	124,661	—	249,417
Derivative financial instruments	—	14,062	—	14,062
Other assets	151,030	—	—	151,030

	275,786	3,065,232	14,077,334	17,418,352

At December 31, 2018
Short-term investments	—	2,762,071	8,518	2,770,589
Accounts receivable from card issuers	—	—	9,244,608	9,244,608
Trade accounts receivable	44,616	—	—	44,616
Derivative financial instruments	—	1,195	—	1,195
Other assets	15,367	—	—	15,367

	59,983	2,763,266	9,253,126	12,076,375

Schedule of Liabilities As Per Statement Of Financial Position (Details)
Liabilities as per statement of financial position

	Amortized cost	FVPL	Total
At December 31, 2019
Accounts payable to clients	6,500,071	—	6,500,071
Trade accounts payable	97,825	—	97,825
Loans and financing	3,035,294	—	3,035,294
Obligations to FIDC quota holders	3,710,894	—	3,710,894
Derivative financial instruments	—	1,354	1,354
Other liabilities	85,670	—	85,670

	13,429,754	1,354	13,431,108

At December 31, 2018
Accounts payable to clients	4,996,102	—	4,996,102
Trade accounts payable	117,836	—	117,836
Loans and financing	762,451	—	762,451
Obligations to FIDC quota holders	2,074,571	—	2,074,571
Derivative financial instruments	—	586	586
Other liabilities	18,915	—	18,915

	7,969,875	586	7,970,461

Schedule of Class Between Book Value And Fair Value Of The Financial Instruments (Details)
The table below presents a comparison by class between book value and fair value of the financial instruments of the Group:

	2019			2018
	Book value	Fair value	Hierarchy level	Book value	Fair value	Hierarchy level
Financial assets
Short-term investments (1)	2,937,029	2,937,029	I/II	2,770,589	2,770,589	I/II
Accounts receivable from card issuers (2)	14,066,814	14,066,814	II	9,244,608	9,244,608	II
Trade accounts receivable (3)	249,417	249,417	II	44,616	44,616	II
Derivative financial instruments (4)	14,062	14,062	II	1,195	1,195	II
Other assets (3)	151,030	151,030	II	15,367	15,367	II

	17,418,352	17,418,352		12,076,375	12,076,375

Financial liabilities
Accounts payable to clients (5)	6,500,071	6,380,302	II	4,996,102	4,898,949	II
Trade accounts payable (3)	97,825	97,825	II	117,836	117,836	II
Loans and financing (5)	3,035,294	3,041,500	II	762,451	747,651	II
Obligations to FIDC quota holders (5)	3,710,894	3,709,871	II	2,074,571	2,045,397	II
Derivative financial instruments (4)	1,354	1,354	II	586	586	II
Other liabilities (3)	85,670	85,670	II	18,915	18,915	II

	13,431,108	13,316,522		7,970,461	7,829,334

Schedule of Adjusted Net Cash (Details)
The Group’s strategy is to keep a positive adjusted net cash. The adjusted net cash as of December 31, 2019 and 2018 was as follows:

	2019	2018
Cash and cash equivalents	968,342	297,929
Short-term investments	2,937,029	2,770,589
Accounts receivable from card issuers	14,066,814	9,244,608
Loans held for sale	124,661	—
Derivative financial instruments (a)	12,348	1,195

Adjusted cash	18,109,194	12,314,321
Accounts payable to clients	(6,500,071)	(4,996,102)
Loans and financing (b)	(2,912,033)	(762,451)
Obligations to FIDC quota holders	(3,710,894)	(2,074,571)
Derivative financial instruments	(1,354)	(586)

Adjusted debt	(13,124,352)	(7,833,710)

	4,984,842	4,480,611